Note 9 - Options and Warrants to Purchase Common Stock - Summary of the Status and Changes of the Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding at begin of year, warrant (in shares)	18,813,373	3,744,623	461,340
Outstanding at begin of year, warrant, weighted average price (in dollars per share)	$ 0.14	$ 0.36	$ 1.15
Issued, warrant (in shares)	8,000,000	18,193,750	3,283,283
Issued, warrant, weighted average price (in dollars per share)	$ 0.15	$ 0.07	$ 0.25
Exercised, warrant (in shares)	(2,000,000)	(3,125,000)
Exercised, warrant, weighted average price (in dollars per share)	$ 0.04	$ 0.04
Forfeited, warrant (in shares)
Forfeited, warrant, weighted average price (in dollars per share)
Outstanding at end of year, warrant (in shares)	24,813,373	18,813,373	3,744,623
Outstanding at end of year, warrant, weighted average price (in dollars per share)	$ 0.15	$ 0.14	$ 0.36